Significant Accounting Policies (Details) ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Net losses	¥ 252,000				¥ 2,163,000
Net cash used in operating activities	107,000				199,000
Accumulated deficit	4,467,000
Cash and cash equivalents	81,000
Impairment loss on right of use assets			¥ 3,397
Impairment loss on property plant equipment	312		6,345
Impairment loss on intangible assets	8,808
Impairment losses on other non-current assets	¥ 88,620
Convenience translation, description	Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.6981 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2022.	Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.6981 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2022.
Impairment loss	¥ 43,011				¥ 1,504,525